OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2013	2012

Employees and payroll accruals	$207	$176
Accrued expenses	1,903	1,350
Government (mainly tax provision)	2,344	1,710
Advance rent payments	483	45
Tenant security deposits	138	138
Other	56	57

	$5,131	$3,476